Summary of Operations and Significant Accounting Policies - Schedule of Operating Revenues and Expenses (Details) - EQT Transmission - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Operating revenues	$ 383,309	$ 343,978	$ 309,984
Operating expenses	$ 143,614	$ 114,978	$ 109,658